Related Party Loans Payable (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure Related Party Loans Payable Abstract
Balance at beginning	$ 9,802,697
Borrowings	1,368,422
OID	1,368,422
Repayments	(791,077)
Balance at end	11,748,464
Conversion to common stock	(11,748,464)
Principal outstanding